Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Summary of Fair Value of Assets and Liabilities Acquired

The purchase price was as follows:

Issuance of common shares	2,601
Contingent consideration (i)	2,279
4,880
(i)

Contingent consideration valued at $2.3 million representing the granting of up to 280,000 warrants to purchase common shares of the Company at an exercise price of $1.81 per share, subject to the achievement of certain milestone gross revenue derived from the Pathway Royalty Activities, which has been presented on the consolidated statement of financial position as contingent consideration in the form of equity.

Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocated

The purchase price was allocated as follows:

		December 31, 2019
Intangible assets		13,552
Accounts payable and accrued liabilities	)	(184)
Deferred tax liability		(3,609)
Non-controlling interest (50%)		(4,879)
		4,880

Sundial U K Limited | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Summary of Fair Value of Assets and Liabilities Acquired	The fair value of the assets and liabilities acquired was as follows:
December 31, 2019
Cash	77,023
Issuance of common shares	37,248
Contingent consideration	15,991
130,262

Summary of Purchase Price Allocated

The purchase price was allocated as follows:

December 31, 2019
Accounts receivable	7,403
Inventory	470
Biological assets	1,288
Property, plant and equipment	58,368
Intangible assets	25,471
Accounts payable	(14,293)
Long term debt	(33,618)
Lease obligations	(15,179)
Deferred income tax liability	(4,355)
Goodwill	104,707
130,262